UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                           to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013611

JPMCC Commercial Mortgage Securities Trust 2019-COR4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001763501

Central Index Key Number of underwriter (if applicable): Not applicable

Kunal K. Singh, (212) 834-5467
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Explanatory Note

This Form ABS-15G/A is being filed to correct the filing of a Form ABS-15G for the JPMCC Commercial Mortgage Trust 2019-COR4 issuing entity that was inadvertently filed on February 6, 2019 (SEC Accession No. 0001539497-19-000091) under the CIK for the Benchmark 2018-B5 Mortgage Trust issuing entity (CIK 0001745529).  That filing did not relate to the Benchmark 2018-B5 Mortgage Trust issuing entity and should be disregarded in its entirety.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 6, 2019	J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

	By:	/s/ Kunal K. Singh
Name: Kunal K. Singh
Title: President and Chief Executive Officer